Shareholders' Equity - RSUs (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Service-based restricted share units
Shares Granted
Outstanding at the beginning of the year (in shares)	2,145,000	1,700,000	2,405,000
Awarded (in shares)	999,000	1,383,000	365,000
Vested (in shares)	(900,000)	(874,000)	(905,000)
Cancelled/forfeited (in shares)	(145,000)	(64,000)	(165,000)
Outstanding at the end of the year (in shares)	2,099,000	2,145,000	1,700,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 69.76	$ 51.92	$ 45.47
Awarded (in dollars per share)	46.61	77.67	75.05
Vested (in dollars per share)	63.56	48.44	45.45
Cancelled/forfeited (in dollars per share)	72.33	57.78	44.57
Outstanding at the end of the year (in dollars per share)	$ 61.23	$ 69.76	$ 51.92
Unrecognized compensation cost	$ 106.3	$ 118.2
Expected weighted-average recognition period for unrecognized compensation cost	2 years 10 months 24 days	3 years
Total fair value vested	$ 41.6	$ 69.7	$ 92.2
Service-based restricted share units | Non-employee directors
Shares Granted
Awarded (in shares)	25,000	25,000	20,000
Performance-based RSU
Shares Granted
Outstanding at the beginning of the year (in shares)	12,000	14,000	18,000
Awarded (in shares)	21,000	21,000	19,000
Vested (in shares)	(7,000)	(12,000)	(15,000)
Cancelled/forfeited (in shares)	(15,000)	(11,000)	(8,000)
Outstanding at the end of the year (in shares)	11,000	12,000	14,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 101.86	$ 65.18	$ 47.47
Awarded (in dollars per share)	67.35	102.88	65.18
Vested (in dollars per share)	102.69	65.18	47.47
Cancelled/forfeited (in dollars per share)	78.72	98.10	58.51
Outstanding at the end of the year (in dollars per share)	$ 67.35	$ 101.86	$ 65.18